Fair Value of Financial Instruments - Unobservable Input Reconciliation (Details) - Significant Unobservable Inputs Level 3 - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Multi-Year Outperformance Plan
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance as of December 31, 2014	$ 14,300	$ 0
Fair value at issuance		27,500
Fair value adjustment	(3,300)	(13,200)
Ending Balance as of December 31, 2015	11,000	14,300
Listing Note
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance as of December 31, 2014	$ 0	0
Fair value at issuance		8,670
Fair value adjustment		(8,670)
Ending balance as of December 31, 2015		$ 0